Merger Accounting - Summary of allocation of the purchase price to the net tangible and intangible assets (FY) (Details) - PTI [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 22, 2020
Business Acquisition [Line Items]
Cash and cash equivalents	$ 35,111
Prepaid expenses and other current assets	703
Assets held-for-sale	250
Property and equipment, net	290
In-process research and development	28,336
Operating lease right-of-use assets	15,166
Restricted cash	828
Current liabilities	(7,171)
Operating lease liabilities	(10,223)
Total purchase price	$ 63,290	$ 63,290